CONSIDERATION PAYABLE (Details Narrative) $ in Thousands			3 Months Ended		6 Months Ended
		Mar. 18, 2022	Jun. 30, 2026 USD ($) t	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) t	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 04, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Acquired ownership percentage		100.00%
Annual instalments payment	[1]		$ 3,609		$ 3,609		$ 5,106
Total capital			148,830		148,830		146,166
Spot price per tonne			3,220		3,220
[custom:ContingentValueRights-0]			35,066		35,066		(20,243)
[custom:ContingentValueRights-0]			(35,066)		(35,066)		$ 20,243
Loss on change in fair value of consideration payable			15,788	$ 1,034	14,823	$ 2,979
Glencoreplc [member]
IfrsStatementLineItems [Line Items]
Cash payment					80,000
Annual instalments payment			10,000		10,000
Prepayment amount			40,000		40,000			$ 40,000
Monthly payment amount			1,333		1,333
Total capital			77,700		77,700
Exercised option			3,850		3,850
Increase payment			83		83
Increase payment per tonne			$ 100		$ 100
Base price | t			5,049.99		5,049.99
Additional exercised option			$ 5,050		$ 5,050
Additional monthly payment amount			$ 83		$ 83

[1]	Other taxes payable